Restatement of statements of cash flows (Tables)	6 Months Ended
Dec. 31, 2024
Accounting policies, changes in accounting estimates and errors [Abstract]
Schedule Of Restated Amounts
The effects of the restatement on the affected financial statement line items are as follows:
Adjustments to the consolidated statements of cash flows for the six months ended 31 December 2024 - Restatement

	Six months ended 31 December, 2024
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	163,058	(163,058)	—
Net cash from/(used in) operating activities	49,864	(163,058)	(113,194)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	163,058	163,058
Net cash from/(used in) investing activities	(567,430)	163,058	(404,372)

Adjustments to the consolidated statements of cash flows for the six months ended 31 December 2023 - Restatement

	Six months ended 31 December, 2023
	(As reported)	Adjustments	(As restated)
	US$'000	US$'000	US$'000
Cash flows from operating activities
Receipts from Bitcoin mining revenue	75,680	(75,680)	—
Net cash from/(used in) operating activities	21,246	(75,680)	(54,434)

Cash flows from investing activities
Proceeds from sale of Bitcoin mined	—	75,680	75,680
Net cash from/(used in) investing activities	(74,258)	75,680	1,422